Summary of significant accounting policies - Prepayments and Security deposits (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Summary of significant accounting policies
Credit losses	$ 0	$ 117,000	$ 0	$ 0	$ 0